Document And Entity Information	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Entity Registrant Name	KNIGHTSBRIDGE TANKERS LTD
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	30,472,061
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes